Concentration of Risk (Tables)	12 Months Ended
Jun. 30, 2024
Concentration of Risk
Summary of customer concentrations

	A	B	C	D	E	F

Year Ended June 30, 2024
Revenues, customer concentration risk	57%	21%	8%	*	*	*

Year Ended June 30, 2023
Revenues, customer concentration risk	42%	40%	*	*	*	*

Year Ended June 30, 2022
Revenues, customer concentration risk	*	67%	3%	2%	2%	3%
*	Less than 2%.